Leases	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Leases

13.	Leases

Right of use assets, net

The Group leases a fleet of cars for its sales staff and qualified employees with different expiration dates, being the latest expiration date in April 2023. Those leases were recorded as right of use assets as follows:

	January 1, 2019		Additions	Disposals	December 31, 2019

Cost	Ps.	36,909	-	-	36,909

	January 1, 2019		Additions	Disposals	December 31, 2019

Accumulated depreciation	Ps.	-	(13,098)	-	(13,098)

Rental expense for the year ended December 31, 2018 was Ps. 6,100.

As of December 31, 2019, the Group has commitments derived from short-term lease contracts (Note 26).

Lease liability

The lease liabilities as of December 31, 2019 amounted $24,584.

The maturity analysis of total future minimum lease payments, including non-accrued interest, is as follows:

Year	Amount
2020	Ps	15,463
2021		8,617
2022		3,310
2023		29

	Ps	27,419

Interest expense generated from the lease liability amounted to Ps. 3,765 for the year ended December 31, 2019.